Plan Description	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Plan Description

1. Plan Description

General and Contributions

The MBIA Inc. Employee 401(k) Plan (the "Plan") is a defined contribution plan for eligible employees of MBIA Inc. and Subsidiaries (the "Company" or “Employer”) who are at least 21 years of age. Leased employees, temporary employees and employees classified as interns are not eligible to participate in the Plan. Eligible participants may contribute up to 25% of their total eligible compensation into the Plan. Effective June 29, 2018, the MBIA Inc. Common Stock Fund was frozen and participants were no longer able to direct any future contributions or move money into this fund. The Plan offers a Roth 401(k) option. The Company matches employee contributions at the rate of 100% of each participant's contribution up to a maximum of 5%. Contributions are subject to certain limitations. Employer matching contributions are made in the form of cash, whereby participants may direct the Company match to an investment of their choice excluding the MBIA Inc. Common Stock Fund as of June 29, 2018. The Plan permits eligible employees to rollover funds from a previous employer’s tax-qualified plan or tax-qualified individual retirement account.

Effective January 1, 2025, higher catch-up annual contribution limits were implemented for employees aged 60-63.

The Plan is administered by the MBIA Inc. Investment Management Committee and the Plan’s assets are managed by Fidelity Management Trust Company ("Fidelity"), the investment advisor, trustee and custodian.

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). Participants should refer to the Summary Plan Description and Plan Document for specific information regarding Plan provisions.

Vesting and Forfeitures

Vesting in employer contributions begins after two years of service and full vesting is achieved after five years of service. The Plan’s vesting methodology is based on an “elapsed time” methodology, which provides for employees to be credited with a number of years of service equal to the number of whole years (12 consecutive months) based on an employee’s period of service starting with hire date with the Employer regardless of whether or not such periods of service were completed consecutively as allowed under the service spanning rule. Participants are fully vested in their salary deferred contributions at all times including Roth 401(k) contributions. Upon reaching the normal retirement date, death or becoming disabled, a participant will be entitled to receive benefit payments. Nonvested benefits remaining after termination of employment are forfeited upon the earlier of a distribution or five-year period break in service and generally may serve to pay the Plan’s administrative expenses and to reduce future Company contributions. During 2025 and 2024, $559 and $27,732, respectively, of forfeitures were used to fund the Company’s matching contributions pursuant to the terms of the Plan. The forfeiture balance as of December 31, 2025 and 2024 was $8,688 and $186, respectively.

Participant Accounts

Each participant has an account which is credited with the Company's contribution, participant’s contribution, and net results from the investment activities of the participant's account, reduced for any withdrawal activity and fees associated with certain participant initiated transactions and self-directed brokerage accounts. Upon retirement, disability, death or termination, a participant or beneficiary can elect to receive either a lump-sum distribution or installment distributions. The benefit to which a participant is entitled is the benefit that can be provided from the participants’ vested account.

Notes Receivable from Participants

A participant may borrow from his or her account a minimum of $1,000 up to a maximum for all participant loans equal to the lesser of $50,000 reduced by the excess, if any, of the highest outstanding balance of loans from the Plan during the one-year period prior to the date of the loan over the current outstanding balance of loans or 50% of their vested account balance reduced by the then outstanding balance of any other loans that a participant received from the Plan. The Plan includes cross-plan loan service, which allows the Plan to take multiple plans maintained by the Company into consideration in calculating a participant’s maximum loan available amount. This calculation combines the participant’s vested account balances and outstanding loan balances across related plans. In addition, all loans across all plans will be aggregated in determining the highest loan balance over the past twelve months. Loan terms may range from 1 to 5 years, or longer for the purchase of a principal residence but not to exceed 10 years. The loans are collateralized by the vested account balance and bear a reasonable rate of interest as managed by Fidelity based on the interest rates charged for similar types of loans by other lenders. Principal and interest are paid ratably through semi-monthly payroll deductions or through direct payment from former employees.